28. SHARE-BASED COMPENSATION PLANS (Details 2) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life	4 years	6 years
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stock options exercisable	2,612,679	1,779,707
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stock options exercisable	476,413	582,854	1,079,145